CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ 791,992	$ (466,577)
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Deferred interest expense paid in-kind	39,368	0
Noncash interest income	(75,000)	0
Stock-based incentive compensation	0	13,500
Impairment of assets held for sale	190,493	93,488
Depreciation	187,687	211,087
Amortization of franchise agreement	1,700	1,700
Amortization of debt issuance cost	5,176	5,176
Loss on sale of property and equipment	0	1,800
Write-off of deferred offering costs	0	40,000
Deferred tax liability, net	20,000	(102,000)
Impairment of goodwill	0	200,000
Changes in operating assets and liabilities
Receivables	(3,667)	4,878
Inventory	(4,144)	2,152
Prepaid expenses	1,580	1,282
Accounts payable	(67,080)	33,196
Accrued expenses	214,334	21,634
Income taxes payable	95,080	(10,827)
Net cash provided by operating activities	1,397,449	50,489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds (advances to) from investment in related company	179,000	(179,000)
Purchase of property and equipment	(154,420)	0
Net cash provided by (used in) investing activities	24,580	(179,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	77,500	0
Principal payments on long-term debt	(436,456)	(276,899)
Net cash used in financing activities	(358,956)	(276,899)
CHANGE IN CASH	1,063,073	(405,410)
CASH, BEGINNING OF YEAR	258,101	663,511
CASH, END OF YEAR	1,321,244	258,101
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	133,213	202,101
SUPPLEMENTAL DISCLOSURE OF INVESTING AND FINANCING ACTIVITIES
Transfer of property and equipment to assets held for sale	0	189,640
Purchase of property and equipment included in accounts payable	$ 15,712	$ 0